LOANS PAYABLE - Additional Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SGD ($)	Sep. 30, 2019 SGD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of principal and accrued interest | $		$ 71,967		$ 551,946
Lines of credit
Disclosure of detailed information about borrowings [line items]
Aggregate amount of loan	$ 296,912					$ 400,000
Repayment of principal and accrued interest		$ 67,220	$ 91,063	$ 61,379	$ 84,614
Lines of credit repayable over 36 monthly installments
Disclosure of detailed information about borrowings [line items]
Aggregate amount of loan	$ 74,228					$ 100,000
Number of monthly installments	36
Interest rate	8.00%					8.00%
Margin percentage	0.88%					0.88%
Prepayments fee percentage	6.88%
Lines of credit repayable over 60 monthly installments
Disclosure of detailed information about borrowings [line items]
Aggregate amount of loan	$ 222,684					$ 300,000
Number of monthly installments	60
Interest rate	6.25%					6.25%